Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 28, 2021
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2021